Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Purchase Price of Each Transaction

 The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The details of each transaction are as follows:

(U.S. Dollars in thousands)	Final Raquel Knutsen December 1, 2016	Final Ingrid Knutsen October 15, 2015	Final Dan Sabia June 15, 2015	Final Dan Cisne December 15, 2014	Final Hilda Knutsen and Torill Knutsen June 30, 2014
Purchase price (1)	$20,252	$12,863	$41,186	$18,230	$114,293
Less: Fair value of net assets acquired:
Vessel and equipment (2)	116,751	115,000	103,389	103,400	335,000
Cash	7,146	4,744	4,343	1,574	8,997
Inventories	307	144	—	—	395
Other current assets	183	188	25	—	1,939
Amounts due from related parties	59	1	935	—	4
Long-term debt	(79,950)	(84,275)	(64,470)	(82,164)	(221,812)
Long-term debt from related parties	(24,019)	(20,253)	—	—	—
Deferred debt issuance	1,059	—	—	—	—
Other long-term liabilities	—	—	—	—	(4,774)
Derivatives liabilities	207	—	(802)	(968)	(348)
Trade accounts payable	(167)	(94)	(4)	(35)	(390)
Accrued expenses	(1,179)	(1,555)	(335)	(825)	(1,360)
Prepaid charter and deferred revenue	—	(762)	(442)	—	(1,487)
Amount due to related parties	(145)	(275)	(1,453)	(2,752)	(2,338)

Subtotal	20,252	12,863	41,186	18,230	113,826

Difference between the purchase price and fair value of net assets acquired	$—	$—	$—	$—	$467
Goodwill (3)	—	—	—	—	467
Difference between the purchase price and allocated values	$—	$—	$—	$—	$—

(1)	The purchase price comprises the following:

(U.S. Dollars in thousands)	Final Raquel Knutsen December 1, 2016	Final Ingrid Knutsen October 15, 2015	Final Dan Sabia December 15, 2014	Final Dan Cisne December 15, 2014	Final Hilda Knutsen and Torill Knutsen June 30, 2014
Cash consideration paid to KNOT (from KNOT)	$(12,019)	$10,472	$38,531	$8,836	$113,306
Purchase price adjustments	7,271	2,391	2,655	(2,606)	987
Seller’s credit	12,981	—	—	12,000	—
Seller’s loan	12,019	—	—	—	—
Purchase price	$20,252	$12,863	$41,186	$18,230	$114,293

(2)	Vessel and equipment includes allocation to dry docking for the following vessels (in thousands): Raquel Knutsen of $1,663, Ingrid Knutsen of $1,263, Hilda Knutsen of $2,042 and Torill Knutsen of $2,166. For the Dan Sabia and the Dan Cisne, $389 and $400 of the purchase price adjustments were allocated to the respective vessels.
(3)	The goodwill recognized in connection with the acquisitions of the Hilda Knutsen and the Torill Knutsen is attributable primarily to the organization, including structure, systems, skills and abilities.

Tordis Facility [Member]
Schedule of Purchase Price of Each Transaction

The provisional fair values allocated to each class of identifiable assets of KNOT 24 and the difference between the purchase price and net assets acquired was calculated as follows:

(US $ in thousands)		March 1, 2017
Purchase consideration (1)		$31,243
Less: Fair value of net assets acquired:
Vessel and equipment	147,000
Long-term debt	(137,655)
Receivable	21,103
Capitalized fee financing of the vessel	795
Other (2)

Sub total		31,243

Difference between the purchase price and fair value of net assets acquired		—

(1)	This includes the purchase consideration for KNOT 24 less the assumed bank debt plus certain intercompany balances and capitalized fees related to the financing of the Tordis Knutsen, but excluding the post-closing adjustments for working capital and interest rate swaps.
(2)	This information (working capital adjustment) will be available upon finalization of the Tordis Knutsen purchase price allocation.